Document And Entity Information	0 Months Ended
Mar. 05, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	RYDEX ETF TRUST
Central Index Key	0001208211
Amendment Flag	false
Trading Symbol	ret
Document Creation Date	Mar. 05, 2013
Document Effective Date	Mar. 05, 2013
Prospectus Date	Feb. 28, 2013